SCHEDULE OF SEVERANCE EXPENSE (Details) - USD ($)		3 Months Ended		6 Months Ended		12 Months Ended
		Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Commitments and Contingencies Disclosure [Abstract]
Accrued separation expense				$ 4,680,000
Stock based compensation for RSU issued upon separation				1,724,914	$ 1,186,605
Other payments				283,315
Forfeiture of RSUs	[1]			(6,702,745)
Severance expense, net			$ 13,200,000	$ (14,516)	$ 13,200,000	$ 19,162,500

[1]	Reversal of previously recognized stock-based compensation expense.